Acquisitions and disposals	12 Months Ended
Dec. 31, 2021
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Acquisitions and disposals
40. Acquisitions and disposals
Details of the acquisition and disposal of significant subsidiaries and associates, joint ventures and other businesses are given below:
2021
Business acquisitions
GSK completed no material business acquisitions in 2021.
Business disposals
GSK made a number of business disposals for net cash consideration received in the year of £10 million. The profit on the disposal of the businesses in the year of £24 million was calculated as follows:

Total £m
Consideration:

Cash consideration including currency forwards, purchase adjustments and deferred consideration	10

Total	10

Net assets sold:

Property, plant and equipment	3

Cash and cash equivalents	1

Other net assets	1

Total	5

Costs:

Deal costs	(16)

Reclassification of exchange from other comprehensive income	35

Gain on disposals in 2021	24
Associates and joint ventures
On 20 May 2021 GSK agreed with Innoviva, Inc (“Innoviva”) to sell all of its approximately 32 million shares of common stock of Innoviva back to Innoviva at a price of $12.25 per share, raising gross proceeds of approximately $392 million. Following settlement of the transaction, GSK will no longer hold any Innoviva stock. See details in Note 21 ‘Investment in associates and joint ventures’.
Cash flows

	Business disposals £m	Associates and joint ventures disposals £m

Cash consideration received	43	277

Net deferred consideration paid	(51)	–

Transaction costs	(8)	–

Cash and cash equivalents (divested)/acquired	(1)	–

Cash (outflow)/inflow	(17)	277

GSK Annual Report 2021
  221
2020
Business acquisitions
GSK completed one smaller business acquisition when it acquired 55% of Pfizer Biotech Corporation Taiwan, a part of Pfizer’s consumer healthcare business, which was not previously recognised as part of the Consumer Healthcare Joint Venture, on 28 September 2020 for non cash consideration of £129 million. This represented goodwill of £124 million, cash of £21 million and other assets acquired of £18 million less non-controlling
interest of £14 million and net liabilities of £20 million.

Total £m

Net assets acquired:

Intangible assets	2

Property, plant and equipment	5

Inventory	5

Trade and other receivables	6

Cash and cash equivalents	21

Trade and other payables	(20)
19

Non-controlling interest	(14)

Goodwill	124

129

Non-cash consideration (settlement of a promissory note)	129

Total consideration	129
Business disposals
On 1 April 2020, GSK completed its divestment of Horlicks and other Consumer Healthcare nutrition products in India and a number of other countries (excluding Bangladesh) to Unilever and the merger of GSK’s Indian listed Consumer Healthcare entity with Hindustan Unilever, an Indian listed public company. GSK received a 5.7% equity stake in Hindustan Unilever and £395 million in cash. GSK disposed of its equity stake in Hindustan Unilever during May 2020.
The divestment in Bangladesh closed on 30 June 2020. Total cash consideration received was £177 million.
The cash divested as part of the disposal of the India and Bangladesh Consumer Healthcare entities was £478 million.
The profit on the disposal of the businesses in the year of £2,795 million was calculated as follows:

	Horlicks divestment £m	Other £m	Total £m

Consideration:

Cash consideration receivable including currency forwards and purchase adjustments	492	157	649

Equity investment in Hindustan Unilever Limited	3,124	–	3,124

Total	3,616	157	3,773

Net assets disposed:

Goodwill	142	1	143

Intangible assets	15	103	118

Property, plant and equipment	56	12	68

Inventory	–	6	6

Cash and cash equivalents	478	3	481

Other net (liabilities)/assets	(155)	1	(154)

Total	536	126	662

Costs:

Transaction costs	12	28	40

Derivative	240	–	240

Reclassification of exchange from other comprehensive income	36	–	36

Total	288	28	316

Gain on disposals	2,792	3	2,795

The exposure to share price movements embedded in the agreement to merge GSK’s Indian listed Consumer Healthcare entity with Hindustan Unilever Limited as part of the divestment of Horlicks and other nutrition products in India and a number of other countries was recognised as a derivative between signing of the agreement in 2018 and completion of the transaction in 2020. £240 million is recorded as a cost in the table above for the derecognition of the derivative asset. This largely reflects fair value gains recognised in the Income Statement in prior periods.
Associates and joint ventures
During the year, GSK made investments into associates of £4 million and £4 million was paid in cash.
Cash flows

	Business acquisitions £m	Business disposals £m	Associates and joint ventures investments £m

Cash consideration received/(paid)	–	786	(4)

Net deferred consideration	–	(19)	–

Transaction costs	(6)	(27)	–

Cash and cash equivalents acquired/(divested)	21	(481)	–

Cash inflow/(outflow)	15	259	(4)
2019
Business acquisitions
Pfizer consumer healthcare business
The acquisition of Pfizer’s consumer healthcare business completed on 31 July 2019.
GSK and Pfizer have contributed their respective consumer healthcare businesses into a new Consumer Healthcare Joint Venture in a non-cash
transaction, whereby GSK has acquired Pfizer’s consumer healthcare business in return for shares in the Joint Venture. GSK has an equity interest of 68% and majority control of the Joint Venture and Pfizer has an equity interest of 32%. As the Group has control over the Consumer Healthcare Joint Venture it is consolidated within the Group’s financial statements. In a number of territories, legal completion of the acquisition has not occurred because of regulatory constraints. However, the Consumer Healthcare Joint Venture obtained control of the majority of these businesses in these territories from 31 July 2019 and has consolidated the net assets of those businesses from that date, but in all cases is entitled to the benefits of the trading of businesses in the delayed territories.
The
non-controlling
interest in the Consumer Healthcare Joint Venture, calculated applying the proportionate goodwill method, represents Pfizer’s share of the net assets of the Joint Venture, excluding goodwill.
Goodwill of £3.9 billion, which is not expected to be deductible for tax purposes, has been recognised. The goodwill represents the potential for further synergies arising from combining the acquired businesses with GSK’s existing business together with the value of the workforce acquired. Total transaction costs recognised in 2018 and 2019 for the acquisition amounted to £77 million.
Since acquisition on 31 July 2019, sales of £1.2 billion arising from the Pfizer consumer healthcare business have been included in Group turnover. If the business had been acquired at the beginning of the year, it is estimated that Group turnover in 2019 would have been approximately £1.5 billion higher. The business has been integrated into the Group’s existing activities and it is not practicable to identify the impact on the Group profit in the period.
Tesaro Inc.
On 22 January 2019, GSK acquired 100% of Tesaro Inc., an oncology focused biopharmaceutical company, for cash consideration of $5.0 billion (£3.9 billion), in order to strengthen the Group’s pharmaceutical pipeline. Transaction costs amounted to £31 million.
Goodwill of £1.2 billion, none of which is expected to be
tax-deductible,
has been recognised. The goodwill represents the potential for further synergies arising from combining the acquired businesses with GSK’s existing business together with the value of the workforce acquired. From acquisition on 22 January 2019 to 31 December 2019, sales of £0.2 billion arising from the Tesaro business have been included in Group turnover. The business has been integrated into the Group’s existing activities and it is not practicable to identify the impact on the Group profit in the period.

The fair value of the assets acquired in business combinations, including goodwill, are set out in the table below. Amounts related to the Pfizer consumer healthcare business acquisition are provisional and subject to change.

	Pfizer consumer healthcare business £m	Tesaro £m	Other £m
Net assets acquired:

Intangible assets	12,357	3,092	–

Property, plant and equipment	354	6	–

Right of use assets	39	40	–

Inventory	986	162	–

Trade and other receivables	546	115	35

Other assets including cash and cash equivalents	302	254	16

Trade and other payables	(779)	(282)	(39)

Net deferred tax liabilities	(2,591)	(252)	–

Other liabilities	(99)	(5)	–

Term loan	–	(445)	–

Non-controlling interest	(3,577)	–	–

Goodwill	3,854	1,169	–

Total	11,392	3,854	12

Consideration settled by shares in GSK Consumer Healthcare Joint Venture	11,392	–	–

Cash consideration paid	–	3,854	6

Fair value of investment in joint venture converted into subsidiary	–	–	6

Total consideration	11,392	3,854	12
The
non-controlling
interest of £3,577 million represents Pfizer’s share of the fair value of the Pfizer consumer healthcare business, excluding goodwill. The total non-controlling
interest initially recognised in the Consolidated statement of changes in equity of £6,887 million also includes Pfizer’s share of the book value of GSK Consumer Healthcare.
Business disposals
GSK made a number of business disposals for net cash consideration received in the year of £104 million. The profit on the disposal of the businesses in the year of £201 million was calculated as follows:

	£m	Total £m

Cash consideration receivable net of subsidy payable		106

Net assets disposed:

Goodwill	(4)

Intangible assets	(1)

Property, plant and equipment	(44)

Inventory	(7)

Cash and cash equivalents	(12)

Other net assets	(4)

		(72)

Transaction costs		(27)

Reclassification of exchange from other comprehensive income		75

Non-controlling interest divested		16

		98

Transaction signed but not yet completed – gain on embedded derivative		143

Transaction signed but not yet completed – transaction costs		(40)

Total profit on disposal		201
Transaction signed but not yet completed at 31 December 2019
In December 2018, GSK agreed to divest Horlicks and other Consumer Healthcare nutrition brands to Unilever PLC and to form a merger of GlaxoSmithKline Consumer Healthcare Limited with Hindustan Unilever Limited for a total consideration valued at approximately £3.1 billion. GlaxoSmithKline Consumer Healthcare Limited was a public company listed on the National Stock Exchange (NSE) and Bombay Stock Exchange (BSE), in which GSK held a 72.5% stake. Following the merger of GlaxoSmithKline Consumer Healthcare Limited with Hindustan Unilever Limited, a public company listed on the NSE and BSE, GSK would own 133.8 million Hindustan Unilever Limited shares.
The Group entered into forward foreign exchange contracts in relation to the transaction. Contracts with a value of £1.7 billion were designated as a cash flow hedge of part of the foreign exposure arising on the transaction. Further contracts with a value of £0.6 billion were designated as net investment hedges against INR and EUR assets. In addition, the exposure to share price movements in the forward purchase of shares in Hindustan Unilever Limited were recognised as an embedded derivative. The embedded derivative was in an asset position and had a fair value of £240 million at 31 December 2019 (2018 – £100 million).
Associates and joint ventures
During the year, GSK made investments of £27 million into associates and joint ventures of which £11 million was paid in cash.
Cash flows

	Business acquisitions £m	Business disposals £m	Associates and joint venture investments £m

Cash consideration (paid)/received	(3,860)	161	(11)

Net deferred consideration received	–	29	–

Transaction costs	(95)	(73)	–

Cash and cash equivalents acquired/divested	384	(13)	–

Cash (outflow)/inflow	(3,571)	104	(11)